Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Recorded Investment [Line Items]
Construction	$ 2,398	$ 2,809
Land	1,304	1,186
Farm	2,062	1,735
Nonresidential real estate	29,211	27,138
Consumer and other, Loans on deposits	1,607	1,813
Consumer and other, Home equity	6,853	6,155
Consumer and other, Automobile	42	69
Consumer and other, Unsecured	400	552
Loans Receivable, Recorded Investment	260,031	244,988
Undisbursed portion of loans in process	(296)	(5,118)
Deferred loan origination costs, net	42	113
Allowance for loan losses	(1,533)	(1,515)	$ (1,568)
Loans receivable - net	258,244	238,468
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	2,540	1,847
One-to four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	197,936	186,125
Allowance for loan losses	(773)	(862)	(1,059)
Residential real estate, Multi-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	15,678	15,559
Allowance for loan losses	$ (243)	$ (192)	$ (94)